UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Courtney R. Taylor

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust® Investment portfolio June 30, 2013 unaudited

Bonds, notes & other debt instruments 91.34%
Corporate bonds, notes & loans 83.63%	Principal amount	Value
Telecommunication services 15.19%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 20,000	$ 21,150
Sprint Nextel Corp. 8.375% 2017	91,375	103,025
Sprint Nextel Corp. 9.125% 2017	40,250	46,489
Sprint Nextel Corp. 9.00% 2018[1]	31,150	36,523
Sprint Capital Corp. 6.90% 2019	5,000	5,225
Sprint Nextel Corp. 7.00% 2020	106,185	112,556
Sprint Nextel Corp. 11.50% 2021	44,405	59,281
Sprint Nextel Corp. 6.00% 2022	8,000	7,880
Sprint Capital Corp. 8.75% 2032	4,800	5,304
Frontier Communications Corp. 8.125% 2018	17,151	18,909
Frontier Communications Corp. 8.50% 2020	72,760	80,582
Frontier Communications Corp. 9.25% 2021	55,510	63,698
Frontier Communications Corp. 8.75% 2022	26,632	29,162
Frontier Communications Corp. 7.125% 2023	96,125	96,005
Frontier Communications Corp. 7.625% 2024	91,925	92,614
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	123,180	131,187
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	81,140	86,414
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	18,700
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	82,780	96,232
Wind Acquisition SA 11.75% 2017[1]	140,330	146,645
Wind Acquisition SA 11.75% 2017	€51,090	69,328
Wind Acquisition SA 7.25% 2018[1]	$39,780	40,277
Wind Acquisition SA 7.25% 2018[1]	25,680	25,744
Wind Acquisition SA 7.375% 2018	€21,915	28,847
NII Capital Corp. 10.00% 2016	$ 18,000	17,550
NII Capital Corp. 7.875% 2019[1]	77,780	74,085
NII Capital Corp. 8.875% 2019	43,051	36,809
NII Capital Corp. 11.375% 2019[1]	79,395	85,350
NII Capital Corp. 7.625% 2021	120,066	94,552
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	157,350	156,203
Cricket Communications, Inc. 7.75% 2020	131,911	127,294
MetroPCS Wireless, Inc. 6.25% 2021[1]	124,975	127,631
MetroPCS Wireless, Inc. 6.625% 2023[1]	124,900	127,554
Intelsat Jackson Holding Co. 6.625% 2022[1]	168,785	164,565
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	144,713	157,737
Digicel Group Ltd. 10.50% 2018[1]	10,450	11,129
Digicel Group Ltd. 8.25% 2020[1]	46,600	48,464
Digicel Group Ltd. 6.00% 2021[1]	95,567	90,550
Vodafone Group PLC, Term Loan B, 6.875% 2015[3,4,6]	60,050	61,101
Vodafone Group PLC, Term Loan B, 6.25% 2016[3,4,6]	35,190	36,245
Trilogy International Partners, LLC 10.25% 2016[1]	92,240	89,012
Telecom Italia SpA 7.75% 2073[2]	€18,500	23,789
Level 3 Communications, Inc. 8.125% 2019	$ 4,900	5,182
Level 3 Communications, Inc. 11.875% 2019	15,525	17,660
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Telecommunication services (continued)	(000)	(000)

América Móvil, SAB de CV 5.00% 2020	$4,350	$ 4,689
América Móvil, SAB de CV 6.45% 2022	MXN159,000	11,904
América Móvil, SAB de CV 8.46% 2036	65,000	4,996
SBA Communications Corp. 5.75% 2020[1]	$13,325	13,408
Syniverse Holdings, Inc. 9.125% 2019	4,600	4,933
Koninklijke KPN NV, junior subordinated 6.125% (undated)[2]	€3,700	4,750
Crown Castle International Corp. 7.125% 2019	$ 1,000	1,072
		3,019,991
Consumer discretionary 13.12%

MGM Resorts International 5.875% 2014	44,560	45,785
MGM Resorts International 6.625% 2015	22,975	24,612
MGM Resorts International 6.875% 2016	12,000	12,900
MGM Resorts International 7.50% 2016	36,400	39,858
MGM Resorts International 8.625% 2019	27,205	30,878
MGM Resorts International 6.75% 2020	18,125	18,805
MGM Resorts International 6.625% 2021	35,550	36,705
MGM Resorts International 7.75% 2022	23,200	25,317
Boyd Gaming Corp. 7.125% 2016	35,465	35,022
Boyd Gaming Corp. 9.125% 2018	82,070	85,968
Boyd Gaming Corp. 9.00% 2020	64,950	66,168
EchoStar DBS Corp. 7.75% 2015	5,000	5,437
EchoStar DBS Corp. 7.125% 2016	7,000	7,612
DISH DBS Corp. 4.625% 2017	95,950	96,910
DISH DBS Corp. 4.25% 2018[1]	24,225	23,862
DISH DBS Corp. 7.875% 2019	3,550	3,994
DISH DBS Corp. 6.75% 2021	17,540	18,724
DISH DBS Corp. 5.875% 2022	3,825	3,901
DISH DBS Corp. 5.00% 2023	6,000	5,805
Caesars Entertainment Operating Co. 11.25% 2017	34,295	35,795
Caesars Entertainment Operating Co. 9.00% 2020[1]	51,930	49,723
Caesars Entertainment Operating Co. 9.00% 2020[1]	18,830	18,077
Caesars Entertainment Operating Co. 9.00% 2020[1]	17,440	16,699
Warner Music Group 11.50% 2018	46,250	53,188
Warner Music Group 13.75% 2019	17,725	20,738
Warner Music Group 6.00% 2021[1]	32,990	33,732
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	101,955	104,249
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	2,025	1,914
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	68,000	72,080
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[6]	26,784	28,994
Limited Brands, Inc. 5.25% 2014	703	733
Limited Brands, Inc. 8.50% 2019	9,934	11,573
Limited Brands, Inc. 7.00% 2020	16,692	18,612
Limited Brands, Inc. 6.625% 2021	37,110	40,496
Limited Brands, Inc. 5.625% 2022	22,500	22,950
Videotron Ltd. 6.375% 2015	3,720	3,771
Quebecor Media Inc. 7.75% 2016	2,016	2,054
Quebecor Media Inc. 5.75% 2023	87,150	85,407
Needle Merger Sub Corp. 8.125% 2019[1]	87,905	90,103
Virgin Media Secured Finance PLC 6.50% 2018	7,325	7,563
Virgin Media Finance PLC 8.375% 2019[1]	57,435	62,604
UPC Germany GmbH 9.625% 2019	€10,800	15,530
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	$70,900	75,420
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,6,7]	74,244	73,873
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer discetionary (continued)	(000)	(000)

Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[2,3,4]	$ 2,945	$ 2,908
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	32,887
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,800	9,185
Toys “R” Us Property Co. I, LLC 10.75% 2017	1,725	1,828
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	14,062	13,549
Toys “R” Us, Inc. 7.375% 2018	6,700	6,080
Six Flags Entertainment Corp. 5.25% 2021[1]	63,000	60,952
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019		26,450
28,566
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,410
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	10,475	10,475
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	58,184
Burger King Corp 0%/11.00% 2019[1,8]	59,125	50,478
Michaels Stores, Inc. 7.75% 2018	45,750	49,181
Jaguar Land Rover PLC 7.75% 2018[1]	15,960	17,317
Jaguar Land Rover PLC 8.125% 2021[1]	15,725	17,376
Jaguar Land Rover PLC 5.625% 2023[1]	10,000	9,750
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	25,356	25,171
Univision Communications Inc. 8.50% 2021[1]	10,795	11,524
Univision Communications Inc. 6.75% 2022[1]	3,000	3,165
Tousa, Inc. 9.00% 2010[5]	22,486	13,211
Tousa, Inc. 9.00% 2010[5]	7,325	4,303
Tousa, Inc. 9.25% 2011[1,2,5]	36,325	21,250
Laureate Education, Inc. 9.25% 2019[1]	34,800	37,410
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,090
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	32,300
Mohegan Tribal Gaming Authority 10.50% 2016[1]	19,175	18,791
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,6]	17,875	16,937
Marina District Finance Co., Inc. 9.50% 2015	13,000	13,585
Marina District Finance Co., Inc. 9.875% 2018	21,000	21,945
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[2,3,4]	32,825	32,761
DineEquity, Inc. 9.50% 2018	29,275	32,642
Local T.V. Finance LLC 9.25% 2015[1,2,6]	31,914	32,113
J.C. Penney Co., Inc. 5.75% 2018	34,913	30,811
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	23,301
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,395
Seneca Gaming Corp. 8.25% 2018[1]	22,450	24,021
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	23,885	23,923
Academy Sports 9.25% 2019[1]	21,050	23,418
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	22,250	23,140
Cinemark USA, Inc. 5.125% 2022	12,475	12,101
Cinemark USA, Inc. 4.875% 2023[1]	10,750	10,347
NCL Corp. Ltd. 5.00% 2018[1]	17,350	17,090
Cumulus Media Holdings Inc. 7.75% 2019	17,315	17,012
McClatchy Co. 9.00% 2022[1]	14,750	15,561
Carmike Cinemas, Inc. 7.375% 2019	14,000	15,120
Lamar Media Corp. 7.875% 2018	13,525	14,472
Dynacast International LLC 9.25% 2019	12,200	13,359
National CineMedia, LLC 6.00% 2022	11,525	11,885
The Weather Company, Term Loan, 7.00% 2020[2,3,4]	10,000	10,125
Grupo Televisa, SAB 6.625% 2040	2,500	2,784
Grupo Televisa, SAB 7.25% 2043	MXN97,580	6,425
LBI Media, Inc. 8.50% 2017[1]	$16,443	5,097
LBI Media, Inc. 13.50% 2020[1,2,6]	10,809	4,017
General Motors Financial Co. 3.25% 2018[1]	5,960	5,811
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer discetionary (continued)	(000)	(000)

General Motors Financial Co. 6.75% 2018	$ 1,040	$ 1,136
General Motors Financial Co. 4.25% 2023[1]	1,500	1,401
Seminole Tribe of Florida 7.804% 2020[1,3]	7,640	8,137
McGraw-Hill Companies, Inc. 9.75% 2021[1]	6,250	6,422
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,6]	7,174	5,853
Burlington Coat Factory Warehouse Corp. 10.00% 2019	5,250	5,827
Regal Entertainment Group 5.75% 2023	5,000	4,862
Tenneco Inc. 6.875% 2020	4,300	4,622
MDC Partners Inc. 6.75% 2020[1]	4,000	4,010
Tower Automotive Holdings 10.625% 2017[1]	1,538	1,623
Automotores Gildemeister SA 6.75% 2023[1]	1,875	1,586
		2,607,159
Industrials 10.25%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	141,692	149,485
Associated Materials, LLC 9.125% 2017[1]	6,000	6,330
Ply Gem Industries, Inc. 9.375% 2017	7,140	7,586
Ply Gem Industries, Inc. 8.25% 2018	121,777	130,301
DAE Aviation Holdings, Inc. 11.25% 2015[1]	77,087	77,472
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[2,3,4]	34,829	34,872
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[2,3,4]	15,789	15,809
Nortek Inc. 10.00% 2018	47,735	52,031
Nortek Inc. 8.50% 2021	70,350	75,626
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,4]	8,907	8,606
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	48,540	48,176
US Investigations Services, Inc. 10.50% 2015[1]	48,330	43,739
US Investigations Services, Inc. 11.75% 2016[1]	20,350	16,382
BE Aerospace, Inc. 5.25% 2022	92,860	92,860
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	37,540	38,572
Navios Maritime Holdings Inc. 8.875% 2017	5,770	6,001
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	38,960	37,109
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	3,475
Euramax International, Inc. 9.50% 2016	85,615	82,404
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[2]	36,000	34,470
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	42,800	45,667
TransDigm Inc. 7.75% 2018	36,445	38,541
TransDigm Inc. 5.50% 2020[1]	31,700	30,115
Brunswick Rail Finance Ltd. 6.50% 2017	36,130	35,841
Brunswick Rail Finance Ltd. 6.50% 2017[1]	31,635	31,382
United Rentals, Inc. 7.375% 2020	11,625	12,468
United Rentals, Inc. 7.625% 2022	31,725	34,501
United Rentals, Inc. 6.125% 2023	9,250	9,250
TRAC Intermodal 11.00% 2019[1]	47,275	52,239
JELD-WEN Escrow Corp. 12.25% 2017[1]	44,530	50,987
RBS Global, Inc. and Rexnord LLC 8.50% 2018	46,600	49,746
HD Supply, Inc. 11.50% 2020	42,740	49,685
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	47,400	47,489
Esterline Technologies Corp. 7.00% 2020	42,860	46,182
Watco Companies 6.375% 2023[1]	43,240	43,240
Far East Capital Limited SA 8.00% 2018[1]	15,555	14,431
Far East Capital Limited SA 8.75% 2020[1]	30,725	28,199
CEVA Group PLC 11.625% 2016[1]	25,205	25,583
CEVA Group PLC 8.375% 2017[1]	15,524	15,291
R.R. Donnelley & Sons Co. 7.25% 2018	15,820	16,453
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Industrials (continued)	(000)	(000)

R.R. Donnelley & Sons Co. 7.875% 2021	$23,175	$ 23,754
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,5,9]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	2,370	2,495
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	2,795	2,976
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	1,487	1,546
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	3,634	3,878
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	646	668
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	2,787	3,031
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	8,714	9,024
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	3,206	3,350
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	4,544	4,896
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,412	2,686
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	273	310
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	3,663	3,902
ARAMARK Corp., Term Loan D, 4.00% 2019[2,3,4]	26,000	26,117
ARAMARK Corp. 5.75% 2020[1]	5,000	5,137
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	30,853	31,162
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[2,3,4]	4,168	4,116
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,3]	7,650	8,013
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[2,3,4]	8,009	7,528
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	10,441	11,433
Hertz Corp. 4.25% 2018[1]	10,000	9,800
HDTFS Inc. 5.875% 2020	4,800	4,968
HDTFS Inc. 6.25% 2022	10,300	10,802
Iron Mountain Inc. 5.75% 2024	25,225	23,775
BakerCorp International, Inc. 8.25% 2019	23,400	23,049
Avianca Holdings SA, 8.375% 2020[1]	22,075	23,013
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,691
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,476
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[1]	5,570	5,375
Safway Group Holding 7.00% 2018[1]	17,000	16,703
Florida East Coast Railway Corp. 8.125% 2017	14,645	15,560
CNH Capital LLC 3.875% 2015	14,750	14,898
GenCorp Inc. 7.125% 2021[1]	12,925	13,442
Red de Carreteras de Occidente 9.00% 2028	MXN151,560	11,062
Milacron LLC 7.75% 2021[1]	$10,275	10,301
ADS Waste Escrow 8.25% 2020[1]	9,425	9,661
RZD Capital Ltd. 8.30% 2019	RUB289,500	8,846
ENA Norte Trust 4.95% 2028[1,3]	$ 8,178	8,315
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[2,3,4]	3,547	1,935
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[5]	8,045	764
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,6]	57,450	5,458
Odebrecht Finance Ltd 5.125% 2022[1]	630	619
Odebrecht Finance Ltd 7.125% 2042[1]	7,375	7,191
GOL Linhas Aéreas Inteligentes SA 10.75% 2023[1]	5,450	4,483
		2,037,805
Financials 9.70%

Realogy Corp. 3.375% 2016[1]	32,050	31,489
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,4]	8,197	8,202
Realogy Corp. 7.875% 2019[1]	143,060	151,644
Realogy Corp., Term Loan B, 4.50% 2020[2,3,4]	65,871	66,242
Realogy Corp. 7.625% 2020[1]	3,000	3,262
Realogy Corp. 9.00% 2020[1]	87,735	98,263
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Financials (continued)	(000)	(000)

CIT Group Inc., Series C, 4.75% 2015[1]	$113,000	$115,119
CIT Group Inc. 4.25% 2017	31,500	31,776
CIT Group Inc. 5.00% 2017	94,495	96,975
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	12,813
iStar Financial Inc., 3.875% 2016	5,550	5,342
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	72,531	73,528
iStar Financial Inc., Series B, 9.00% 2017	55,740	62,429
iStar Financial Inc., 4.875% 2018	26,000	24,505
Crescent Resources 10.25% 2017[1]	97,695	101,114
Liberty Mutual Group Inc. 6.50% 2035[1]	18,000	19,356
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	11,185	11,353
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	52,323	61,610
HBOS PLC 6.75% 2018[1]	26,925	28,634
LBG Capital No.1 PLC, Series 2, 7.875% 2020[1]	29,490	30,729
HBOS PLC 6.00% 2033[1]	17,781	16,397
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[2]	70,880	67,868
Springleaf Finance Corp., Term Loan B, 5.50% 2017[2,3,4]	26,749	26,820
Springleaf Finance Corp., Series J, 6.90% 2017	40,000	39,450
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[2]	61,000	57,444
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	14,950	17,879
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	18,500	24,513
MetLife Inc., junior subordinated 10.75% 2069[2]	7,000	10,850
FelCor Lodging Trust Inc. 5.625% 2023	51,692	50,400
International Lease Finance Corp. 4.875% 2015	49,385	50,373
Royal Bank of Scotland Group PLC 4.70% 2018	12,775	12,406
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	9,780	7,922
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2]	30,376	28,705
Developers Diversified Realty Corp. 9.625% 2016	20,326	24,216
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,533
Developers Diversified Realty Corp. 7.875% 2020	6,040	7,375
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[2]	45,250	42,761
Hospitality Properties Trust 6.30% 2016	5,940	6,462
Hospitality Properties Trust 5.625% 2017	8,870	9,584
Hospitality Properties Trust 6.70% 2018	9,595	10,685
Hospitality Properties Trust 5.00% 2022	10,000	9,992
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,2]	30,275	31,183
American Tower Corp. 7.00% 2017	21,825	25,303
American Tower Corp. 7.25% 2019	3,700	4,444
Synovus Financial Corp. 5.125% 2017	21,493	21,224
Synovus Financial Corp. 7.875% 2019	7,585	8,438
Prologis, Inc. 6.25% 2017	2,750	3,074
Prologis, Inc. 6.625% 2018	8,570	9,871
Prologis, Inc. 7.375% 2019	7,120	8,576
Prologis, Inc. 6.875% 2020	6,580	7,642
Lazard Group LLC 7.125% 2015	22,000	23,897
Ford Motor Credit Co. 8.70% 2014	1,000	1,090
Ford Motor Credit Co. 5.625% 2015	1,000	1,077
Ford Motor Credit Co. 7.00% 2015	3,000	3,260
Ford Motor Credit Co. 8.00% 2016	7,000	8,214
Ford Motor Credit Co. 6.625% 2017	2,600	2,944
Host Hotels & Resorts LP 5.875% 2019	5,125	5,512
Host Hotels & Resorts LP 6.00% 2021	10,020	10,872
AXA SA, junior subordinated 6.463% (undated)[1,2]	16,244	15,980
Unum Group 7.125% 2016	12,425	14,378
Unum Group 5.625% 2020	1,155	1,274
Genworth Financial, Inc., junior subordinated 6.15% 2066[2]	17,500	15,247
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Financials (continued)	(000)	(000)

PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[2]	$15,525	$ 14,516
BBVA Bancomer SA 4.50% 2016[1]	2,100	2,189
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	1,700	1,861
BBVA Bancomer SA 6.50% 2021[1]	9,805	10,344
Ryman Hospitality Properties, Inc. 5.00% 2021[1]	13,600	13,260
NASDAQ OMX Group, Inc. 5.25% 2018	9,300	9,991
Bank of Ireland 10.0% 2022	€7,000	9,795
BNP Paribas, junior subordinated 7.195% (undated)[1,2]	$10,000	9,725
General Motors Acceptance Corp. 7.50% 2020	8,000	9,250
Barclays Bank PLC, junior subordinated 6.86% (undated)[1,2]	9,000	8,977
HSBK (Europe) BV 7.25% 2021[1]	8,545	8,658
QBE Capital Funding III LP 7.25% 2041[1,2]	7,650	8,091
Zions Bancorporation 6.00% 2015	7,310	7,563
VEB Finance Ltd. 6.902% 2020[1]	4,950	5,451
Bank of India 3.625% 2018[1]	5,400	5,187
Banco de Crédito del Perú 5.375% 2020[1]	5,000	5,162
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[1,2]	2,000	2,095
Banco Mercantil del Norte SA, junior subordinated 6.862% 2021[2]	745	780
Banco del Estado de Chile 4.125% 2020[1]	2,500	2,508
Banco Votorantim SA 6.25% 2016[10]	BRL7,431,840	978
Development Bank of Kazakhstan 5.50% 2015[1]	$ 458	481
		1,928,382
Materials 9.18%

Inmet Mining Corp. 8.75% 2020[1]	156,170	160,465
Inmet Mining Corp. 7.50% 2021[1]	73,315	70,566
Reynolds Group Inc. 8.50% 2018	3,725	3,855
Reynolds Group Inc. 7.125% 2019	5,700	6,049
Reynolds Group Inc. 7.875% 2019	5,805	6,356
Reynolds Group Inc. 9.875% 2019	53,765	57,797
Reynolds Group Inc. 5.75% 2020	137,230	138,602
ArcelorMittal 5.00% 2017[2]	34,000	34,595
ArcelorMittal 10.35% 2019[2]	2,000	2,375
ArcelorMittal 6.00% 2021[2]	38,292	38,388
ArcelorMittal 6.75% 2022[2]	35,195	36,251
ArcelorMittal 7.25% 2041[2]	78,295	73,989
FMG Resources 7.00% 2015[1]	13,575	13,779
FMG Resources 6.375% 2016[1]	3,000	3,000
FMG Resources 6.00% 2017[1]	76,462	74,742
FMG Resources 6.875% 2018[1]	41,860	41,494
FMG Resources 8.25% 2019[1]	42,625	44,117
JMC Steel Group Inc. 8.25% 2018[1]	135,290	132,922
Ryerson Inc. 9.00% 2017[1]	45,450	46,302
Ryerson Inc. 11.25% 2018[1]	54,525	55,207
CEMEX Finance LLC 9.50% 2016[1]	10,400	11,050
CEMEX Finance LLC 9.50% 2016	6,850	7,278
CEMEX SAB de CV 9.50% 2018	3,500	3,798
CEMEX SAB de CV 5.875% 2019[1]	2,600	2,529
CEMEX España, SA 9.25% 2020[1]	7,635	8,093
CEMEX Finance LLC 9.375% 2022[1]	47,820	52,363
Newpage Corp., Term Loan B, 7.75% 2018[2,3,4]	61,108	61,974
Taminco Global Chemical Corp. 9.75% 2020[1]	54,275	60,720
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[2,3,4]	22,184	22,230
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	€2,630	3,458
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[1]	$30,920	31,654
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Materials (continued)	(000)	(000)

MacDermid 9.50% 2017[1]	$51,776	$ 53,448
MacDermid Inc., 2nd Lien Term Loan B 7.75% 2020[2,3,4]	1,250	1,269
Consolidated Minerals Ltd. 8.875% 2016[1]	56,035	54,634
Ball Corp. 6.75% 2020	2,555	2,766
Ball Corp. 5.75% 2021	16,830	17,798
Ball Corp. 5.00% 2022	26,790	26,790
Ball Corp. 4.00% 2023	6,425	5,967
Smurfit Kappa Acquisition 7.75% 2019	€11,610	16,264
Smurfit Capital Funding PLC 7.50% 2025	$ 25,515	27,939
PQ Corp. 8.75% 2018[1]	42,215	43,481
Walter Energy, Inc. 9.875% 2020[1]	35,525	31,084
Walter Energy, Inc. 8.50% 2021[1]	12,800	10,304
Cliffs Natural Resources Inc. 3.95% 2018	38,625	36,928
OMNOVA Solutions Inc. 7.875% 2018	25,795	26,956
Georgia Gulf Corp. 4.625% 2021[1]	4,000	3,855
Georgia Gulf Corp. 4.875% 2023[1]	23,405	22,323
Sibur Securities Ltd. 3.914% 2018[1]	28,140	26,083
Packaging Dynamics Corp. 8.75% 2016[1]	25,345	25,725
Mirabela Nickel Ltd. 8.75% 2018[1]	22,650	18,120
Glencore Xstrata LLC 4.125% 2023[1]	17,110	15,281
Crown Holdings, Inc. 4.50% 2023[1]	13,310	12,611
Caraustar, Term Loan, 7.50% 2019[2,3,4]	10,280	10,367
Ardagh Packaging Finance 7.375% 2017[1]	1,000	1,071
Ardagh Packaging Finance 9.125% 2020[1]	1,000	1,071
Ardagh Packaging Finance 4.875% 2022[1]	8,270	7,753
Graphic Packaging International, Inc. 4.75% 2021	9,845	9,574
Braskem Finance Ltd. 5.75% 2021[1]	2,100	2,058
Braskem America Finance Co. 7.125% 2041[1]	4,000	3,805
Sealed Air Corp. 5.25% 2023[1]	2,925	2,852
		1,824,175
Health care 8.58%

inVentiv Health Inc. 9.00% 2018[1]	123,630	129,502
inVentiv Health Inc. 10.75% 2018[1]	103,250	86,730
inVentiv Health Inc. 11.00% 2018[1]	51,390	43,168
Kinetic Concepts, Inc. 10.50% 2018	139,005	150,125
Kinetic Concepts, Inc. 12.50% 2019	78,615	81,760
VPI Escrow Corp. 6.75% 2018[1]	20,700	21,243
VPI Escrow Corp. 6.375% 2020[1]	70,385	69,945
VPI Escrow Corp. 7.50% 2021[1]	58,785	60,916
Select Medical Holdings Corp. 6.375% 2021[1]	109,345	104,424
DJO Finance LLC 9.75% 2017	29,228	29,959
DJO Finance LLC 7.75% 2018	9,891	9,817
DJO Finance LLC 9.875% 2018	49,190	51,772
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	90,510	91,415
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	85,626	86,090
HCA Inc. 6.375% 2015	17,000	17,850
HCA Inc., Term Loan B5, 3.026% 2017[2,3,4]	7,015	6,989
HCA Inc. 6.50% 2020	36,840	39,948
HCA Inc. 7.875% 2020	5,050	5,451
HCA Holdings Inc. 6.25% 2021	9,140	9,346
HCA Inc. 7.50% 2022	4,500	4,995
VWR Funding, Inc. 7.25% 2017	80,365	83,580
Bausch & Lomb Inc. 9.875% 2015	28,543	29,471
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[2,3,4,6]	44,595	44,651
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Health care (continued)	(000)	(000)

Rotech Healthcare Inc., Term Loan, 10.50% 2013[2,3,4,9]	$ 6,660	$ 6,660
Rotech Healthcare Inc. 10.75% 2015	23,995	24,505
Rotech Healthcare Inc. 10.50% 2018[5]	69,465	36,122
INC Research LLC, Term Loan B, 6.00% 2018[2,3,4]	16,690	16,753
INC Research LLC 11.50% 2019[1]	37,950	40,986
Surgical Care Affiliates, Inc. 8.875% 2015[1]	28,684	28,827
Surgical Care Affiliates, Inc. 10.00% 2017[1]	22,505	23,293
Centene Corp. 5.75% 2017	43,035	45,294
Symbion Inc. 8.00% 2016	42,375	44,282
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	19,165	19,093
PTS Acquisition Corp. 9.75% 2017	€16,085	21,775
Tenet Healthcare Corp. 9.25% 2015	$ 12,180	13,230
Tenet Healthcare Corp. 4.375% 2021[1]	3,435	3,156
Tenet Healthcare Corp. 4.50% 2021[1]	18,570	17,363
Multiplan Inc. 9.875% 2018[1]	28,950	31,628
Grifols Inc. 8.25% 2018	25,375	27,405
HealthSouth Corp. 5.75% 2024	17,085	16,701
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[2,3,4]	15,830	15,790
Accellent Inc. 8.375% 2017	7,500	7,800
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	1,989
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,531
		1,705,330
Energy 6.87%

NGPL PipeCo LLC 7.119% 2017[1]	15,450	15,064
NGPL PipeCo LLC 9.625% 2019[1]	108,240	112,570
Peabody Energy Corp. 6.00% 2018	75,765	76,239
Peabody Energy Corp. 6.25% 2021	48,200	46,754
Alpha Natural Resources, Inc. 9.75% 2018	49,705	48,152
Alpha Natural Resources, Inc. 6.00% 2019	30,250	24,729
Alpha Natural Resources, Inc. 6.25% 2021	44,160	35,438
Arch Coal, Inc. 7.00% 2019	48,301	40,452
Arch Coal, Inc. 7.25% 2021	69,391	57,595
PDC Energy Inc. 7.75% 2022[1]	86,075	89,303
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	90,225	87,744
CONSOL Energy Inc. 8.00% 2017	35,920	37,985
CONSOL Energy Inc. 8.25% 2020	45,600	47,994
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	21,000	22,050
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	60,400	59,796
QGOG Constellation S.A. 6.25% 2019[1]	78,950	77,568
Denbury Resources Inc. 8.25% 2020	6,088	6,605
Denbury Resources Inc. 4.625% 2023	55,600	51,360
Energy Transfer Partners, L.P. 7.50% 2020	52,325	57,427
Laredo Petroleum, Inc. 9.50% 2019	41,350	45,692
Laredo Petroleum, Inc. 7.375% 2022	7,675	8,097
Petrobras International Finance Co. 5.75% 2020	6,045	6,317
Petrobras International Finance Co. 5.375% 2021	14,105	14,235
Petrobras Global Finance Co. 4.375% 2023	25,960	24,060
Transocean Inc. 5.05% 2016	11,400	12,404
Transocean Inc. 6.375% 2021	24,130	27,153
Transocean Inc. 7.35% 2041	1,655	1,914
Teekay Corp. 8.50% 2020	29,135	31,830
Rosetta Resources Inc. 5.625% 2021	28,900	28,250
Access Midstream Partners, L.P. 4.875% 2023	29,100	27,136
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Energy (continued)	(000)	(000)

MarkWest Energy Partners, LP 4.50% 2023	$ 8,675	$ 7,981
MarkWest Energy Partners, LP 5.50% 2023	12,325	12,202
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	15,244	15,625
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,435
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	6,857
Petróleos Mexicanos 6.50% 2041	2,245	2,329
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	14,792	15,013
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	13,295	13,872
Reliance Holdings Ltd. 5.40% 2022[1]	5,975	6,077
Reliance Holdings Ltd. 6.25% 2040[1]	5,000	5,003
Concho Resources Inc. 7.00% 2021	4,400	4,752
Concho Resources Inc. 5.50% 2023	5,000	4,950
Continental Resources Inc. 8.25% 2019	1,800	1,980
Continental Resources Inc. 7.375% 2020	700	781
Continental Resources Inc. 7.125% 2021	5,000	5,525
Bonanza Creek Energy, Inc. 6.75% 2021[1]	6,650	6,733
Gazprom OJSC 5.092% 2015[1]	2,340	2,475
Gazprom OJSC 5.999% 2021[1]	1,000	1,040
Gazprom OJSC, Series 9, 6.51% 2022	1,075	1,142
Gazprom OJSC 4.95% 2028[1]	2,200	1,903
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3]	2,565	2,770
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	2,414	2,607
Cosan Luxembourg, SA 5.00% 2023[1]	5,000	4,762
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[2]	3,500	3,983
Forest Oil Corp. 7.25% 2019	4,000	3,780
Samson Investment Co., 2nd Lien Term Loan B, 6.00% 2018[2,3,4]	2,800	2,800
Transportadora de Gas Internacional 5.70% 2022[1]	600	623
		1,365,913
Information technology 5.91%

First Data Corp. 11.25% 2016	62,561	61,466
First Data Corp., Term Loan 1L, 4.193% 2017[2,3,4]	6,879	6,754
First Data Corp. 7.375% 2019[1]	5,000	5,162
First Data Corp. 6.75% 2020[1]	42,525	43,482
First Data Corp. 8.25% 2021[1]	53,596	54,936
First Data Corp. 11.75% 2021[1]	125,290	113,387
First Data Corp. 12.625% 2021	197,376	209,712
First Data Corp. 8.75% 2022[1,2,6]	77,575	80,096
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	101,487	101,064
SRA International, Inc. 11.00% 2019	75,535	78,556
SunGard Data Systems Inc. 7.375% 2018	41,675	44,176
SunGard Data Systems Inc. 7.625% 2020	66,814	71,157
Freescale Semiconductor, Inc. 10.125% 2016	12,624	12,987
Freescale Semiconductor, Inc. 9.25% 2018[1]	27,725	30,012
Freescale Semiconductor, Inc. 10.125% 2018[1]	10,050	10,929
Freescale Semiconductor, Inc. 10.75% 2020	17,830	19,702
Freescale Semiconductor, Inc. 5.00% 2021[1]	37,335	35,562
NXP BV and NXP Funding LLC 3.75% 2018[1]	8,025	7,905
NXP BV and NXP Funding LLC 9.75% 2018[1]	32,056	36,023
Lawson Software, Inc. 9.375% 2019	30,800	33,534
Jabil Circuit, Inc. 8.25% 2018	11,915	14,030
Jabil Circuit, Inc. 5.625% 2020	6,000	6,240
Jabil Circuit, Inc. 4.70% 2022	11,050	10,691
Hughes Satellite Systems Corp. 6.50% 2019	8,900	9,479
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Information technology (continued)	(000)	(000)

Hughes Satellite Systems Corp. 7.625% 2021	$ 16,850	$ 17,987
Global A&T Electronics Ltd. 10.00% 2019[1]	24,090	24,632
Serena Software, Inc. 10.375% 2016	19,694	19,497
Ceridian Corp. 11.25% 2015	11,000	11,206
Compucom Systems Inc., 7.00% 2021[1]	4,825	4,728
		1,175,092
Utilities 2.52%

TXU, Term Loan, 3.693% 2014[2,3,4]	10,802	7,741
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	28,113	2,811
TXU, Term Loan, 4.693% 2017[2,3,4]	147,378	103,607
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	82,955	62,424
AES Corp. 7.75% 2015	5,575	6,174
AES Corp. 8.00% 2017	34,000	38,420
AES Corp. 8.00% 2020	16,300	18,664
AES Corp. 7.375% 2021	5,775	6,367
AES Corp. 4.875% 2023	15,000	14,025
NRG Energy, Inc. 8.25% 2020	6,000	6,495
NRG Energy, Inc. 6.625% 2023[1]	61,900	62,210
Midwest Generation, LLC, Series B, 8.56% 2016[3,5]	21,150	19,775
Edison Mission Energy 7.00% 2017[5]	3,095	1,753
Edison Mission Energy 7.20% 2019[5]	19,200	10,848
Edison Mission Energy 7.50% 2013[5]	8,000	4,540
Edison Mission Energy 7.625% 2027[5]	14,205	8,026
CMS Energy Corp. 8.75% 2019	21,125	27,277
CMS Energy Corp. 5.05% 2022	5,750	6,220
NV Energy, Inc 6.25% 2020	26,150	30,755
Entergy Corp. 4.70% 2017	21,100	22,406
Electricité de France SA subordinated 5.25% (undated)[1,2]	15,000	14,366
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	2,000	2,077
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	2,245
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[1]	4,125	4,599
Emgesa SA ESP 8.75% 2021	COP10,600,000	6,095
FirstEnergy Corp., Series A, 2.75% 2018	$ 5,500	5,358
Enersis SA 7.375% 2014	5,000	5,153
		500,431
Consumer staples 2.31%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	74,510	75,255
Marfrig Holdings (Europe) BV 8.375% 2018	7,010	6,624
Marfrig Overseas Ltd. 9.50% 2020[1]	31,135	31,174
Marfrig Overseas Ltd. 9.50% 2020	6,915	6,924
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,361
Stater Bros. Holdings Inc. 7.375% 2018	20,275	21,542
Rite Aid Corp. 10.25% 2019	21,345	24,120
Rite Aid Corp. 8.00% 2020	18,575	20,665
Del Monte Corp. 7.625% 2019	41,625	42,978
C&S Group Enterprises LLC 8.375% 2017[1]	38,551	41,057
Constellation Brands, Inc. 8.375% 2014	1,650	1,790
Constellation Brands, Inc. 7.25% 2017	6,500	7,442
Constellation Brands, Inc. 3.75% 2021	9,650	9,059
Constellation Brands, Inc. 6.00% 2022	6,975	7,516
Constellation Brands, Inc. 4.25% 2023	10,350	9,794
BFF International Ltd. 7.25% 2020[1]	23,950	26,489
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer staples (continued)	(000)	(000)

Brasil Foods SA 5.875% 2022[1]	$ 8,250	$ 8,488
Smithfield Foods, Inc. 7.75% 2017	11,500	12,736
Smithfield Foods, Inc. 6.625% 2022	15,130	16,303
Cott Beverages Inc. 8.375% 2017	8,700	9,211
Cott Beverages Inc. 8.125% 2018	13,325	14,424
Spectrum Brands Inc. 9.50% 2018	12,175	13,392
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,700
Post Holdings, Inc. 7.375% 2022	7,500	8,062
TreeHouse Foods, Inc. 7.75% 2018	5,600	5,943
		458,049
Total corporate bonds, notes & loans		16,622,327
Bonds & notes of governments & government agencies outside the U.S. 6.91%

Slovenia (Republic of) 4.75% 2018[1]	15,760	15,011
Slovenia (Republic of) 5.50% 2022	96,140	88,689
Slovenia (Republic of) 5.50% 2022[1]	16,100	14,852
Slovenia (Republic of) 5.85% 2023[1]	64,900	60,519
United Mexican States Government Global, Series A, 5.625% 2017	12,300	13,733
United Mexican States Government, Series M10, 7.75% 2017	MXN120,000	10,235
United Mexican States Government 3.50% 2017[10]	64,378	5,368
United Mexican States Government 4.00% 2019[10]	123,804	10,627
United Mexican States Government, Series M, 6.50% 2021	307,800	25,164
United Mexican States Government Global, Series A, 3.625% 2022	$15,700	15,425
United Mexican States Government, Series M20, 10.00% 2024	MXN150,000	15,637
United Mexican States Government, Series M30, 10.00% 2036	69,500	7,156
United Mexican States Government 4.00% 2040[10]	194,620	16,567
United Mexican States Government Global 4.75% 2044	$7,712	6,902
Turkey (Republic of) 9.00% 2016	TRY4,100	2,184
Turkey (Republic of) 7.50% 2017	$14,200	16,348
Turkey (Republic of) 6.75% 2018	12,200	13,900
Turkey (Republic of) 10.50% 2020	TRY21,050	12,164
Turkey (Republic of) 3.00% 2021[10]	23,450	12,730
Turkey (Republic of) 5.625% 2021	$20,450	21,933
Turkey (Republic of) 9.50% 2022	TRY5,600	3,085
Turkey (Republic of) 6.875% 2036	$3,200	3,580
Turkey (Republic of) 6.75% 2040	2,500	2,772
Turkey (Republic of) 6.00% 2041	3,800	3,805
Greek Government 2.00%/4.30% 2023[8]	€ 5,240	3,704
Greek Government 2.00%/4.30% 2024[8]	5,240	3,459
Greek Government 2.00%/4.30% 2025[8]	5,240	3,308
Greek Government 2.00%/4.30% 2026[8]	5,240	3,177
Greek Government 2.00%/4.30% 2027[8]	5,240	3,112
Greek Government 2.00%/4.30% 2028[8]	5,240	3,067
Greek Government 2.00%/4.30% 2029[8]	5,240	3,015
Greek Government 2.00%/4.30% 2030[8]	5,240	2,981
Greek Government 2.00%/4.30% 2031[8]	5,240	2,942
Greek Government 2.00%/4.30% 2032[8]	5,240	2,923
Greek Government 2.00%/4.30% 2033[8]	5,240	2,935
Greek Government 2.00%/4.30% 2034[8]	5,240	2,944
Greek Government 2.00%/4.30% 2035[8]	5,240	2,913
Greek Government 2.00%/4.30% 2036[8]	8,740	4,849
Greek Government 2.00%/4.30% 2037[8]	12,490	6,947
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/4.30% 2038[8]	€ 9,690	$ 5,300
Greek Government 2.00%/4.30% 2039[8]	5,990	3,298
Greek Government 2.00%/4.30% 2040[8]	10,540	5,761
Greek Government 2.00%/4.30% 2041[8]	12,240	6,755
Greek Government 2.00%/4.30% 2042[8]	6,990	3,832
Russian Federation 7.50% 2018	RUB1,202,900	37,847
Russian Federation 5.00% 2020	$14,300	15,344
Russian Federation 12.75% 2028	2,000	3,480
Russian Federation 7.50% 2030[3]	13,861	16,263
Indonesia (Republic of) 6.875% 2017	11,930	13,317
Indonesia (Republic of) 6.875% 2017[1]	1,000	1,116
Indonesia (Republic of) 6.875% 2018	10,292	11,604
Indonesia (Republic of) 6.875% 2018[1]	9,425	10,627
Indonesia (Republic of) 4.875% 2021	5,600	5,761
Indonesia (Republic of) 3.75% 2022	15,925	15,009
Indonesia (Republic of) 6.625% 2037[1]	2,500	2,734
Indonesia (Republic of) 5.25% 2042	11,450	10,992
Venezuela (Republic of) 10.75% 2013	6,000	6,045
Venezuela (Republic of) 8.50% 2014	1,250	1,247
Venezuela (Republic of) 5.75% 2016	3,000	2,692
Venezuela (Republic of) 7.65% 2025	8,455	6,341
Venezuela (Republic of) 11.75% 2026	4,180	3,992
Venezuela (Republic of) 9.25% 2027	42,455	36,087
Venezuela (Republic of) 9.25% 2028	16,095	13,198
Hungarian Government 4.75% 2015	3,500	3,561
Hungarian Government 4.125% 2018	14,520	14,175
Hungarian Government 3.875% 2020	€4,000	4,881
Hungarian Government 6.25% 2020	$5,800	6,090
Hungarian Government 6.375% 2021	5,700	5,957
Hungarian Government 5.375% 2023	31,010	30,044
Hungarian Government 7.625% 2041	4,500	4,721
Brazil (Federal Republic of) Global 12.50% 2016	BRL13,350	6,402
Brazil (Federal Republic of) 10.00% 2017	19,320	8,419
Brazil (Federal Republic of) 6.00% 2017[10]	27,414	12,838
Brazil (Federal Republic of) 6.00% 2018[10]	6,748	3,231
Brazil (Federal Republic of) 6.00% 2020[10]	23,394	11,315
Brazil (Federal Republic of) Global 4.875% 2021	$3,100	3,325
Brazil (Federal Republic of) Global 8.50% 2024	BRL22,000	9,120
Brazil (Federal Republic of) 6.00% 2045[10]	22,864	11,262
Croatian Government 6.25% 2017[1]	$11,850	12,453
Croatian Government 6.75% 2019[1]	4,510	4,837
Croatian Government 6.375% 2021	7,000	7,359
Croatian Government 6.375% 2021[1]	2,810	2,954
Croatian Government 5.50% 2023[1]	34,270	33,413
Polish Government 3.00% 2016[10]	PLN16,302	5,136
Polish Government, Series 1017, 5.25% 2017	36,050	11,543
Polish Government 6.375% 2019	$ 3,535	4,132
Polish Government 5.125% 2021	14,225	15,505
Polish Government, Series 1021, 5.75% 2021	PLN45,515	15,178
Polish Government 5.75% 2022	7,695	2,557
Polish Government 2.75% 2023[10]	6,220	1,931
Colombia (Republic of) Global 12.00% 2015	COP18,140,000	10,877
Colombia (Republic of) Global 7.375% 2019	$11,650	14,225
Colombia (Republic of) Global 11.75% 2020	1,936	2,865
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Colombia (Republic of) Global 4.375% 2021	$1,700	$ 1,775
Colombia (Republic of) Global 7.75% 2021	COP 5,522,000	3,251
Colombia (Republic of) Global 9.85% 2027	16,430,000	11,296
Colombia (Republic of) Global 10.375% 2033	$823	1,282
Chilean Government 5.50% 2020	CLP2,592,500	5,179
Chilean Government 6.00% 2020	2,735,000	5,587
Chilean Government 3.00% 2020[10]	605,596	1,241
Chilean Government 6.00% 2021	9,625,000	19,784
Chilean Government 6.00% 2022	735,000	1,515
Chilean Government 6.00% 2022	710,000	1,463
Chilean Government 3.00% 2022[10]	639,477	1,330
Chilean Government 3.00% 2022[10]	537,038	1,115
Chilean Government 6.00% 2023	310,000	637
Chilean Government 3.00% 2023[10]	868,532	1,820
Nigeria (Republic of) 6.75% 2021	$ 8,600	9,064
Nigerian Government 16.39% 2022	NGN3,550,000	24,550
Philippines (Republic of) 4.95% 2021	PHP509,000	12,263
Philippines (Republic of) 5.50% 2026	$6,925	7,929
Philippines (Republic of) 6.25% 2036	PHP543,000	13,386
Israeli Government, Series 5903, 4.00% 2021[10]	ILS34,460	11,632
Israeli Government 4.00% 2022	$13,400	13,653
Israeli Government 3.15% 2023	7,000	6,569
South Africa (Republic of) 5.50% 2020	6,200	6,564
South Africa (Republic of), Series R-209, 6.25% 2036	ZAR 4,030	313
South Africa (Republic of), Series R-214, 6.50% 2041	304,370	23,766
Uruguay (Republic of) 5.00% 2018[10]	UYU207,814	11,748
Uruguay (Republic of) 4.25% 2027[3,10]	193,616	11,083
Uruguay (Republic of) 4.375% 2028[3,10]	118,058	6,783
Morocco Government 4.25% 2022[1]	$22,300	19,689
Morocco Government 5.50% 2042[1]	9,800	8,258
Iraq (Republic of) 5.80% 2028[3]	27,900	23,366
Republic of Belarus 8.75% 2015	2,805	2,826
Republic of Belarus 8.95% 2018	20,395	20,446
Panama (Republic of) Global 7.125% 2026	585	720
Panama (Republic of) Global 8.875% 2027	6,500	9,019
Panama (Republic of) Global 6.70% 2036[3]	6,440	7,519
Portuguese Government 5.65% 2024	€13,630	16,528
Dominican Republic 9.04% 2018[3]	$ 2,405	2,645
Dominican Republic 7.50% 2021[1,3]	12,000	12,990
Dominican Republic 7.50% 2021[3]	450	487
Lithuania (Republic of) 6.625% 2022[1]	6,225	7,174
Lithuania (Republic of) 6.625% 2022	3,900	4,495
Peru (Republic of) 7.125% 2019	8,545	10,371
Corporacion Andina de Fomento 4.375% 2022	9,215	9,424
Bahrain Government 5.50% 2020	7,045	7,142
Bahrain Government 5.50% 2020[1]	255	259
Argentina (Republic of) 7.00% 2015	2,385	2,039
Argentina (Republic of) GDP-Linked 2035	56,982	3,704
El Salvador (Republic of) 7.375% 2019	4,800	5,316
State of Qatar 5.25% 2020	3,000	3,368
State of Qatar 5.75% 2042	1,800	1,944
Sri Lanka (Republic of) 6.25% 2021[1]	3,300	3,284
Gabonese Republic 8.20% 2017	2,800	3,178
		1,372,379
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes 0.74%	(000)	(000)

U.S. Treasury 1.875% 2014	$58,000	$ 58,667
U.S. Treasury 0.25% 2015	21,900	21,890
U.S. Treasury 4.00% 2015	42,300	44,839
U.S. Treasury 3.25% 2016	20,000	21,503
		146,899
Municipals 0.06%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	12,385	11,965
Total bonds, notes & other debt instruments (cost: $17,786,788,000)		18,153,570
Convertible securities 1.74%
	Shares or
Financials 0.43%	principal amount

Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	51,010
Bank of Ireland 10.00% convertible notes 2016	€26,805,000	35,607
		86,617
Industrials 0.37%

CEVA Group PLC 3.273% convertible notes 2023[1,2,6,9]	$44,877,448	54,437
CEVA Group PLC, Series A-2, 2.268% convertible preferred[9,11]	21,062	19,110
		73,547
Information technology 0.37%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	48,127
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	25,317
		73,444
Energy 0.19%

Apache Corp., Series D, 6.00% convertible preferred 2013	785,000	37,476
Consumer discretionary 0.14%

Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,7,9]	99,687	19,890
General Motors Co., Series B, 4.75% convertible preferred 2013	168,000	8,091
		27,981
Utilities 0.13%

PPL Corp. 9.50% convertible preferred 2013, units	501,677	26,293
Telecommunication services 0.11%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$12,500,000	12,601
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,562
		21,163
Total convertible securities (cost: $315,958,000)		346,521
Preferred securities 0.76%
		Value
Financials 0.76%	Shares	(000)

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares[12]	2,772,355	$ 67,264
Ally Financial Inc., Series G, 7.00%[1]	24,250	23,050
Ally Financial Inc., Series 2, 8.125% preferred	650,000	16,875
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	450,000	13,064
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	12,700
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,475
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,152
Total preferred securities (cost: $142,169,000)		151,580
Common stocks 2.27%

Industrials 1.10%

Beech Holdings, LLC[9,11,12]	14,946,134	102,231
CEVA Group PLC[1,9,12]	59,168	53,684
Delta Air Lines, Inc.[12]	1,799,769	33,674
Nortek, Inc.[12]	426,846	27,502
United Continental Holdings, Inc.[12]	22,981	719
Atrium Corp.[1,9,12]	10,987	11
ACF Industries Holding Corp. (CVR)[9,12]	4,746	—
		217,821
Consumer discretionary 0.60%

Cooper-Standard Holdings Inc.[7,12]	1,238,538	57,592
Revel AC, Inc.[7,9,11,12]	908,183	45,288
Revel AC, Inc. (CVR)[7,9,11,12]	43,088,200	1,293
Ford Motor Co.	810,210	12,534
American Media, Inc.[1,7,9,12]	1,122,345	3,120
Adelphia Recovery Trust, Series Arahova[9,12]	1,773,964	22
Adelphia Recovery Trust, Series ACC-1[9,12]	10,643,283	15
Five Star Travel Corp.[1,9,12]	83,780	26
		119,890
Financials 0.33%

American Tower Corp.	538,967	39,436
Citigroup Inc.	405,574	19,456
CIT Group Inc.[12]	124,904	5,824
		64,716
Telecommunication services 0.12%

Frontier Communications Corp., Class B	6,000,000	24,300
Materials 0.12%

NewPage Holdings Inc.[9,11,12]	226,200	23,131
Energy 0.00%

General Maritime Corp.[1,9,12]	12,599	464
Petroplus Holdings AG9,12	3,360,000	—
		464
Information technology 0.00%

Remark Media, Inc.[1,9,12]	25,710	55
Total common stocks (cost: $601,346,000)		450,377
Warrants 0.03%
		Value
Consumer discretionary 0.03%	Shares	(000)

Cooper-Standard Holdings Inc., warrants, expire 2017[7,12]	196,935	$ 4,136
Charter Communications, Inc., warrants, expire 2014[12]	13,390	997
Liberman Broadcasting, Inc., warrants, expire 2022[9,11,12]	10	—
		5,133
Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,9,12]	19,483	141
Total warrants (cost: $7,329,000)		5,274
	Principal amount
Short-term securities 2.31%	(000)

Freddie Mac 0.07%–0.13% due 7/1/2013–2/4/2014	$121,230	121,167
Coca-Cola Co. 0.10%–0.14% due 7/16–8/19/2013[1]	63,350	63,345
Federal Home Loan Bank 0.075%–0.10% due 7/5–11/13/2013	59,400	59,387
Procter & Gamble Co. 0.11% due 8/30/2013[1]	50,000	49,994
Fannie Mae 0.12%–0.135% due 7/3/2013–2/18/2014	46,150	46,123
Abbott Laboratories 0.12%–0.13% due 7/9–8/12/2013[1]	35,000	34,998
Wells Fargo & Co. 0.18% due 12/16/2013	30,000	29,949
Private Export Funding Corp. 0.12% due 8/7/2013[1]	25,600	25,596
Merck & Co. Inc. 0.13% due 10/28/2013[1]	20,000	19,995
Wal-Mart Stores, Inc. 0.09% due 8/12/2013[1]	8,800	8,799
Total short-term securities (cost: $459,383,000)		459,353
Total investment securities (cost: $19,312,973,000)		19,566,675
Other assets less liabilities		309,018
Net assets		$19,875,693

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Russian rubles	7/12/2013	Citibank	RUB323,978	$9,987	$ (152)

Sales:
Brazilian reais	7/15/2013	Citibank	$16,868	BRL35,910	706
Colombian pesos	7/29/2013	Citibank	$11,087	COP21,552,175	(35)
Euros	7/10/2013	JPMorgan Chase	$19,520	€14,750	320
Euros	7/10/2013	Bank of New York Mellon	$17,166	€12,957	284
Euros	7/15/2013	JPMorgan Chase	$16,962	€12,958	94
Euros	7/15/2013	Bank of America, N.A.	$9,122	€6,975	43
Euros	7/17/2013	HSBC Bank	$15,318	€11,700	88
Euros	7/31/2013	Citibank	$11,708	€9,000	(8)
Euros	8/1/2013	JPMorgan Chase	$54,757	€42,000	80
Israeli shekels	7/15/2013	HSBC Bank	$5,816	ILS21,064	17
Mexican pesos	7/15/2013	Barclays Bank PLC	$33,528	MXN431,615	102
Mexican pesos	7/24/2013	Citibank	$33,278	MXN448,700	(1,205)
Polish zloty	7/15/2013	Barclays Bank PLC	$5,677	PLN17,170	171
Polish zloty	7/22/2013	Barclays Bank PLC	$7,337	PLN23,375	313
					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales (continued):
Russian rubles	7/11/2013	JPMorgan Chase	$3,548	RUB108,025	$ 80
Russian rubles	7/11/2013	Citibank	$4,914	RUB158,000	116
Turkish lira	7/11/2013	HSBC Bank	$2,989	TRY5,600	47
Turkish lira	7/16/2013	Barclays Bank PLC	$9,944	TRY18,605	156
Turkish lira	7/16/2013	Bank of New York Mellon	$2,296	TRY4,500	(31)
					$1,338
Forward currency contracts — net					$1,186

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Revel Entertainment, Term Loan B,
14.50% 2018[2,3,4,6]	—	$74,244,219	—	$74,244,219	$ 1,206	$ 73,873
Revel Holdings, Inc., warrants,
expire 2021	16,916	—	16,916	—	—	—
Revel Entertainment, Term Loan B,
9.00% 2017	$117,150,000	$7,260,000	$124,410,000	—	4,204	—
Revel Entertainment 12.00% 2018	$40,649,246	—	$40,649,246	—	676	—
Revel Entertainment, Term Loan,
8.50% 2014	$8,656,110	$9,951,000	$18,607,110	—	295	—
Revel AC, Inc. 12.00% 2018	—	$43,088,200	$43,088,200	—	1,454	—
Revel Entertainment, Term Loan,
8.50% 2015	—	$19,305,144	$19,305,144	—	331	—
Revel Entertainment, Term Loan,
10.00% 2015	—	$32,500,000	$32,500,000	—	1,432	—
Revel Entertainment, Term Loan,
8.50% 2015	—	$25,637,721	$25,637,721	—	198	—
Revel AC, Inc.[9,11,12]	—	908,183	—	908,183	—	45,288
Revel AC, Inc. (CVR) [9,11,12]	—	43,088,200	—	43,088,200	—	1,293
Cooper-Standard Holdings Inc.[12]	1,238,538	—	—	1,238,538	—	57,592
Cooper-Standard Holdings Inc.
7.00% convertible preferred[1,9]	$99,687	—	—	$99,687	523	19,890
Cooper-Standard Holdings Inc.,
warrants, expire 2017[12]	196,935	—	—	196,935	—	4,136
American Media, Inc.[1,9,12]	1,122,345	—	—	1,122,345	—	3,120
Nortek Inc. 10.00% 2018[13]	$47,735,000	—	—	$47,735,000	3,530	—
Nortek Inc. 8.50% 2021[13]	$47,660,000	$27,690,000	$5,000,000	$70,350,000	3,675	—
Nortek, Inc.[13]	793,646	—	366,800	426,846	—	—
					$17,524	$205,192

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,457,398,000, which represented 37.52% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,544,360,000, which represented 7.77% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $329,578,000, which represented 1.66% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	11/4/2008–2/15/2013	$ 160,248	$ 102,231.51%
Revel AC, Inc.	2/14/2011–3/15/2013	105,901	45,288.22
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	38,511	1,293.01
NewPage Holdings Inc.	9/17/2009–1/9/2012	43,602	23,131.12
CEVA Group PLC, Series A-2,
2.268% convertible preferred	5/2/2013	20,349	19,110.37
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$368,611	$191,053	1.23%

[12]	Security did not produce income during the last 12 months.
[13]	Unaffiliated issuer at 6/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the next page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ —	$ 16,615,667	$ 6,660	$ 16,622,327
Bonds & notes of governments & government agencies
outside the U.S.	—	1,372,379	—	1,372,379
U.S. Treasury bonds & notes	—	146,899	—	146,899
Municipals	—	11,965	—	11,965
Convertible securities	122,870	150,104	73,547	346,521
Preferred securities	—	151,580	—	151,580
Common stocks	221,037	1,330	228,010	450,377
Warrants	5,133	—	141	5,274
Short-term securities	—	459,353	—	459,353
Total	$349,040	$18,909,277	$308,358	$19,566,675

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 2,617	$—	$ 2,617
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,431)	—	(1,431)
Total	$—	$ 1,186	$—	$ 1,186

* Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2013 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	10/1/2012	Level 3†	Purchases	Sales	loss	depreciation†	Level 3†	6/30/2013

Investment securities	$52,659	$129,795	$454,685	$(80,145)	$(83,259)	$(119,021)	$(46,356)	$308,358

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(143,222)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs.

	Value at 6/30/2013 (000)	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 6,660	Cost	N/A	N/A	N/A
Convertible securities	73,547	Market comparable companies	EV/EBITDA multiple	9.38x–12.60x	Increase
Common stocks	228,010	Blend of market comparable companies and market indication	EV EBITDA multiple	$525M–$773M 7.8x–9.3x	Increase Increase
		Market comparable companies	EBITDA multiple DLOM	3.83x–12.60x 10.0%–25.0%	Increase Decrease
Warrants	141	Black-Scholes model	Underlying share price	N/A	Increase
	$308,358

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 935,919
Gross unrealized depreciation on investment securities	(761,134)
Net unrealized appreciation on investment securities	174,785
Cost of investment securities for federal income tax purposes	19,391,890

Key to abbreviations and symbols

BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	NGN = Nigeria naira
COP = Colombian pesos	PHP = Philippine pesos
CVR = Contingent Value Rights	PLN = Polish zloty
DLOM = Discount for lack of marketability	RUB = Russian rubles
EBITDA = Earnings before income taxes, depreciation and amortization	TRY = Turkish lira
EV = Enterprise value	UYU = Uruguayan pesos
€ = Euros	ZAR = South African rand
ILS = Israeli shekels

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0813O-S37735

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: August 28, 2013